Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share
Earnings per share
Year ended December 31,	2013	2012	2011
(Dollars and shares in thousands, except earnings per share)
Net income attributable to U.S. Cellular shareholders	$140,038	$111,006	$175,041

Weighted average number of shares used in basic earnings per share	83,968	84,645	84,877
Effect of dilutive securities:
Stock options	211	184	224
Restricted stock units	551	401	347

Weighted average number of shares used in diluted earnings per share	84,730	85,230	85,448

Basic earnings per share attributable to U.S. Cellular shareholders	$1.67	$1.31	$2.06

Diluted earnings per share attributable to U.S. Cellular shareholders	$1.65	$1.30	$2.05

Summary of antidilutive shares
Year Ended December 31,	2013	2012	2011
(Shares in thousands)
Stock options	2,010	2,123	1,591

Restricted stock units	190	369	250